DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2019	2018
Balance at January 1	573	551
Unwinding of discount rate	14	12
Change in rates	191	—
Acquisition (Note 6)	74	—
Additions	28	18
Change in cost estimates and other	(13)	(8)
Total	867	573
Less current portion (included in accrued liabilities)	(3)	(4)
Balance at December 31	864	569